EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Exploration And Evaluation Of Assets [Line Items]
Intangible exploration and evaluation expenditures		$ 602,250	$ 602,250
Impairment of exploration and evaluation assets
Ngayu [Member]
Exploration And Evaluation Of Assets [Line Items]
Intangible exploration and evaluation expenditures		150,000
Gold price used in valuation analysis					$ 15
Impairment of exploration and evaluation assets					$ 2,300,000
Devon [Member]
Exploration And Evaluation Of Assets [Line Items]
Intangible exploration and evaluation expenditures		152,250
Navarro [Member]
Exploration And Evaluation Of Assets [Line Items]
Intangible exploration and evaluation expenditures		$ 300,000
KGL-Somituri Properties [Member]
Exploration And Evaluation Of Assets [Line Items]
Proportion of ownership interest in subsidiary		71.25%
Minority interest of partners		28.75%
Description of current commitments or intentions to provide support to subsidiary		The minority partners may collectively elect to exchange their equity participation for either a 2% net smelter royalty, or a 1% net smelter royalty plus an amount equal to 2 Euros per ounce of proven mineral reserves.
KGL-Somituri Properties [Member] | Government Of Congo [Member]
Exploration And Evaluation Of Assets [Line Items]
Minority interest of partners		5.00%
KGL Isiro Atlantic Ltd [Member]
Exploration And Evaluation Of Assets [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Percentage of preferred shares owned		88.50%
Isiro (Jersey) Limited [Member]
Exploration And Evaluation Of Assets [Line Items]
Proportion of ownership interest in subsidiary		49.00%
Loncor Kilo Inc [Member]
Exploration And Evaluation Of Assets [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Barrick Gold Corporation [Member] | Bottom of range [Member]
Exploration And Evaluation Of Assets [Line Items]
Proportion of ownership interest in joint venture		51.00%
Barrick Gold Corporation [Member] | Top of range [Member]
Exploration And Evaluation Of Assets [Line Items]
Proportion of ownership interest in joint venture		65.00%
Randgold Resources (DRC) Limited [Member]
Exploration And Evaluation Of Assets [Line Items]
Proportion of ownership interest in joint venture	65.00%
Loncor Resources Congo SARL [Member]
Exploration And Evaluation Of Assets [Line Items]
Proportion of ownership interest in joint venture	35.00%